SUBSEQUENT EVENT (Details Textual) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Oct. 31, 2013 Subsequent Event [Member] Short-term debt one [Member]	Oct. 31, 2013 Subsequent Event [Member] Short-term debt two [Member]
Subsequent Event [Line Items]
Short-term bank loans							$ 4,900,000	$ 6,500,000
Bank loans term					Term of one year
Interest rate					5.50%
Repayment of short-term bank borrowings	10,563,457	11,879,175	26,927,528	38,151,697	10,600,000
Proceeds from customer by repayments of loans						$ 79,257